Note 13 - Financial Instruments with Off-balance Sheet Risk (Details) - Financial Instruments With Credit Risk (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments With Credit Risk [Abstract]
Commitments to extend credit	$ 75,097,000	$ 83,151,000
Letters of credit	$ 1,225,000	$ 2,492,000